Warrants - Schedule of Warrants Outstanding (Details) - USD ($)	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding	$ 16,857,714			$ 69,714
SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	69,714			69,714
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	10,350,000		$ 10,350,000	0
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	5,738,000	$ 6,688		0
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	$ 700,000	$ 700,000		$ 0